Property, plant and equipment - Summary of property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 45,011
Property, plant and equipment at end of period	42,958	€ 45,011
Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	45,011
Property, plant and equipment at end of period	42,958	45,011
Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	87,172	76,277
Additions	13,245	12,478
Divestitures and disposals	(3,722)	(2,710)
Transfer to Assets held for sale	(50)	(110)
Translation differences	(4,516)	1,298
Change in the scope of consolidation	11	219
Other changes	(1,198)	(280)
Property, plant and equipment at end of period	91,042	87,172
Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(42,161)	(38,590)
Depreciation	5,813	5,360
Divestitures and disposals	1,885	2,174
Impairment losses and asset write offs	3,273	369
Transfer to Assets held for sale	(29)	39
Translation differences	1,301	(304)
Change in the scope of consolidation	3	70
Other changes	3	179
Property, plant and equipment at end of period	(48,084)	(42,161)
Land | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,360
Property, plant and equipment at end of period	1,296	1,360
Land | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,391	1,448
Additions	1	7
Divestitures and disposals	(22)	(19)
Transfer to Assets held for sale	(25)	(22)
Translation differences	(63)	3
Change in the scope of consolidation	2	5
Other changes	(2)	(31)
Property, plant and equipment at end of period	1,332	1,391
Land | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(31)	(32)
Depreciation	3	3
Divestitures and disposals	0	1
Impairment losses and asset write offs	3	1
Transfer to Assets held for sale	(12)	0
Translation differences	1	(1)
Change in the scope of consolidation	0	0
Other changes	12	5
Property, plant and equipment at end of period	(36)	(31)
Buildings | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,799
Property, plant and equipment at end of period	5,544	5,799
Buildings | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	10,823	10,115
Additions	428	730
Divestitures and disposals	(144)	(321)
Transfer to Assets held for sale	(20)	(75)
Translation differences	(492)	142
Change in the scope of consolidation	2	42
Other changes	312	190
Property, plant and equipment at end of period	10,949	10,823
Buildings | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,024)	(4,643)
Depreciation	594	602
Divestitures and disposals	112	244
Impairment losses and asset write offs	(1)	24
Transfer to Assets held for sale	(16)	34
Translation differences	124	(21)
Change in the scope of consolidation	0	0
Other changes	(8)	(12)
Property, plant and equipment at end of period	(5,405)	(5,024)
Plant, machinery and equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	20,597
Property, plant and equipment at end of period	18,371	20,597
Plant, machinery and equipment | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	54,846	50,727
Additions	2,764	3,052
Divestitures and disposals	(1,296)	(1,761)
Transfer to Assets held for sale	(1)	(11)
Translation differences	(2,319)	596
Change in the scope of consolidation	(3)	(64)
Other changes	1,774	2,307
Property, plant and equipment at end of period	55,767	54,846
Plant, machinery and equipment | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(34,249)	(31,808)
Depreciation	3,361	3,769
Divestitures and disposals	1,234	1,624
Impairment losses and asset write offs	2,209	343
Transfer to Assets held for sale	(1)	4
Translation differences	968	(214)
Change in the scope of consolidation	2	119
Other changes	220	138
Property, plant and equipment at end of period	(37,396)	(34,249)
Other assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	11,163
Property, plant and equipment at end of period	14,512	11,163
Other assets | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	14,001	8,445
Additions	9,010	5,805
Divestitures and disposals	(2,256)	(609)
Transfer to Assets held for sale	(1)	(2)
Translation differences	(1,225)	382
Change in the scope of consolidation	10	207
Other changes	(813)	(227)
Property, plant and equipment at end of period	18,728	14,001
Other assets | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,838)	(2,082)
Depreciation	1,855	986
Divestitures and disposals	539	305
Impairment losses and asset write offs	43	0
Transfer to Assets held for sale	0	1
Translation differences	204	(70)
Change in the scope of consolidation	1	(49)
Other changes	(224)	43
Property, plant and equipment at end of period	(4,216)	(2,838)
Advances and tangible assets in progress | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,092
Property, plant and equipment at end of period	3,235	6,092
Advances and tangible assets in progress | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,111	5,542
Additions	1,042	2,884
Divestitures and disposals	(4)	0
Transfer to Assets held for sale	(3)	0
Translation differences	(417)	175
Change in the scope of consolidation	0	29
Other changes	(2,469)	(2,519)
Property, plant and equipment at end of period	4,266	6,111
Advances and tangible assets in progress | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(19)	(25)
Depreciation	0	0
Divestitures and disposals	0	0
Impairment losses and asset write offs	1,019	1
Transfer to Assets held for sale	0	0
Translation differences	4	2
Change in the scope of consolidation	0	0
Other changes	3	5
Property, plant and equipment at end of period	€ (1,031)	€ (19)